Leases - Maturity Analysis of Finance Lease (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	$ 27,120
Less than 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	1,095
Between 1 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	3,029
Over 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	$ 22,996